Investment in an Affiliate - Participation Percentage (Table) (Details)	Apr. 05, 2016	Apr. 04, 2016	Jun. 08, 2015
Ocean Rig
Schedule of Equity Method Investments [Line Items]
Ocean Rig	0.00%	40.40%	47.20%